CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 3:-	CASH AND CASH EQUIVALENTS

	December 31,
	2022	2021

Denominated in U.S. dollars	2,334	4,541
Denominated in NIS	2,620	2,546
Denominated in Euro	2,412	2,196

	7,366	9,283